Share-based payment plans - Movements in number and WAEP (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	6,811,814	5,868,521	5,233,437
Number of units granted during the year	3,520,912	1,500,000	1,110,288
Number of units forfeited during the year	(228,634)	(111,887)	(85,400)
Number of units exercised during the year	0	0	0
Number of units expired during the year	(681,278)	444,820	(389,804)
Number of units outstanding at period end	9,422,814	6,811,814	5,868,521
Number of units exercisable at period end	6,142,512	5,420,965	4,685,828
WAEP of units outstanding at January 1, (in usd per unit)	$ 1.27	$ 1.51	$ 1.73
WAEP of units granted during the year (in usd per unit)	0.15	0.54	0.70
WAEP of units forfeited during the year (in usd per unit)	2.04	1.70	1.78
WAEP of units exercised during the year (in usd per unit)	0	0	0
WAEP of units expired during the year (in usd per unit)	1.49	1.89	2.05
WAEP of units outstanding at period end (in usd per unit)	0.82	1.27	1.51
WAEP of units exercisable at period end (in usd per unit)	1.17	1.44	1.70
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit)	0.13	0.54	0.62
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit)	$ 3.31	$ 3.31	$ 3.31
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	724,288	487,288
Number of units outstanding at period end	1,707,200	724,288	487,288
Number of units exercisable at period end	796,307	438,739	228,595
WAEP of units outstanding at January 1, (in usd per unit)	$ 1.05	$ 1.29
WAEP of units outstanding at period end (in usd per unit)	0.57	1.05	$ 1.29
WAEP of units exercisable at period end (in usd per unit)	$ 0.92	$ 1.28	$ 1.73